Subsequent Events Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Schedule of Subsequent Events [Table Text Block]
A summary of our outstanding borrowing under our credit facilities as of December 31, 2015 and February 29, 2016 is as follows:

	As of December 31, 2015	February 29, 2016
	Amount outstanding	Amount outstanding	Amount available
$39.6 Million Credit Facility	$30,754	$22,537	$—
$409 Million Credit Facility	94,473	114,375	115,800
$330 Million Credit Facility	173,950	201,025	105,000
$42 Million Credit Facility	36,588	44,290	—
$67.5 Million Credit Facility	29,666	41,307	16,350
$411.3 Million Credit Facility	83,261	—	—
$12.5 Million Credit Facility	11,750	11,750	—
$27.3 Million Credit Facility	—	23,250	—
Total	$460,442	$458,534	$237,150